Accounting for derivative instruments and hedging activities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting for derivative instruments and hedging activities
Accounting for derivative instruments and hedging activities

7. Accounting for derivative instruments and hedging activities

        We recognize all derivative instruments on the balance sheet as either assets or liabilities and measure them at fair value each reporting period. For certain contracts designated as cash flow hedges, we defer the effective portion of the change in fair value of the derivatives to accumulated other comprehensive income (loss), until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings.

        For derivatives that are not designated as cash flow hedges, the changes in the fair value are immediately recognized in earnings. The guidelines apply to our natural gas swaps, interest rate swaps, and foreign exchange contracts.

  Gas purchase agreements

        On March 12, 2012, we discontinued the application of the normal purchase normal sales ("NPNS") exemption on gas purchase agreements at our North Bay, Kapuskasing and Nipigon projects. On that date, we entered into an agreement with a third party that resulted in the gas purchase agreements net settling. The agreements at North Bay and Kapuskasing expire on December 31, 2016 and the agreements at Nipigon expire on December 31, 2012. These gas purchase agreements are derivative financial instruments and are recorded in the consolidated balance sheet at fair value at March 31, 2012 and the changes in their fair market value from the date NPNS was discontinued through March 31, 2012 are recorded in the consolidated statement of operations.

  Natural gas swaps

        The operating margin at our 50% owned Orlando project is exposed to changes in natural gas prices following the expiration of its fuel contract at the end of 2013. In the third quarter of 2010 we entered into natural gas swaps in order to effectively fix the price of 1.2 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2014 and 2015. In the third quarter of 2011, we entered into additional natural gas swaps for 2014 and 2015 increasing the total to 2.0 million Mmbtu or approximately 40% of our share of expected natural gas purchases for that period. Also in the third quarter of 2011, we entered into natural gas swaps to effectively fix the price of 1.3 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2016 and 2017.

        The Lake project's operating margin is exposed to changes in natural gas spot market prices through the expiration of its PPA on July 31, 2013. The Auburndale project purchases natural gas under a fuel supply agreement that provides approximately 80% of the project's fuel requirements at fixed prices through June 30, 2012. The remaining 20% is purchased at spot market prices and therefore the project is exposed to changes in natural gas prices for that portion of its gas requirements through the termination of the fuel supply agreement and 100% of its natural gas requirements from the expiration of the fuel supply agreement in mid-2012 until the termination of its PPA at the end of 2013. Our strategy to mitigate the future exposure to changes in natural gas prices at Orlando, Lake and Auburndale consists of periodically entering into financial swaps that effectively fix the price of natural gas expected to be purchased at these projects. These natural gas swaps are derivative financial instruments and are recorded in the consolidated balance sheet at fair value and the changes in their fair market value are recorded in the consolidated statement of operations.

  Interest rate swaps

        The Cadillac project has an interest rate swap agreement that effectively fixes the interest rate at 6.02% from February 16, 2011 to February 15, 2015, 6.14% from February 16, 2015 to February 15, 2019, 6.26% from February 16, 2019 to February 15, 2023, and 6.38% thereafter. The notional amount of the interest rate swap agreement matches the outstanding principal balance over the remaining life of Cadillac's debt. This swap agreement, which qualifies for and is designated as a cash flow hedge, is effective through June 2025 and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Auburndale project hedged a portion of its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.10%. The notional amount of the swap matches the outstanding principal balance over the remaining life of Auburndale's debt. This swap agreement is effective through November 30, 2013. The interest rate swap agreement was designated as a cash flow hedge of the forecasted interest payments under the project-level Auburndale debt agreement and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Piedmont project has interest rate swap agreements to economically fix its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 1.7% plus an applicable margin ranging from 3.5% to 3.75% from March 31, 2011 to February 29, 2016. From February 2016 until the maturity of the debt in November 2017, the fixed rate of the swap is 4.47% and the applicable margin is 4.0%, resulting in an all-in rate of 8.47%. The swap continues at the fixed rate of 4.47% from the maturity of the debt in November 2017 until November 2030. The notional amounts of the interest rate swap agreements match the estimated outstanding principal balance of Piedmont's cash grant bridge loan and the construction loan facility that will convert to a term loan. The interest rate swaps were executed in the fourth quarter 2010 and expire on February 29, 2016 and November 30, 2030. The interest rate swap agreements are not designated as hedges, and changes in their fair market value are recorded in the consolidated statements of operations.

        In July 2007, we executed an interest rate swap to economically fix the exposure to changes in interest rates related to the variable-rate non-recourse debt at our wholly owned subsidiary Epsilon Power Partners. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.29%. In June 2010, the swap agreement was amended to reduce the fixed interest rate 4.24% and extend the maturity date from July 2012 to July 2019. The notional amount of the swap matches the outstanding principal balance over the remaining life of Epsilon Power Partners' debt. This interest rate swap agreement is not designated as a hedge and changes in its fair market value are recorded in the consolidated statements of operations.

  Foreign currency forward contracts

        We use foreign currency forward contracts to manage our exposure to changes in foreign exchange rates, as we generate cash flow in U.S. dollars and Canadian dollars but pay dividends to shareholders and interest on convertible debentures and long-term debt predominantly in Canadian dollars. We have a hedging strategy for the purpose of mitigating the currency risk impact on the long-term sustainability of dividends to shareholders. We have executed this strategy by entering into forward contracts to purchase Canadian dollars at a fixed rate to hedge approximately 85% of our expected dividend and convertible debenture interest payments through 2015. Changes in the fair value of the forward contracts partially offset foreign exchange gain or losses on the U.S. dollar equivalent of our Canadian dollar obligations. At March 31, 2012, the forward contracts consist of (1) monthly purchases through the end of 2013 of Cdn$6.0 million at an exchange rate of Cdn$1.134 per U.S. dollar and (2) contracts assumed in our acquisition of the Partnership with various expiration dates through December 2015 to purchase a total of Cdn$123.0 million at an average exchange rate of Cdn$1.127 per U.S. dollar. It is our intention to periodically consider extending the length or terminating these forward contracts.

  Volume of forecasted transactions

        We have entered into derivative instruments in order to economically hedge the following notional volumes of forecasted transactions as summarized below, by type, excluding those derivatives that qualified for the normal purchases and normal sales exception as of March 31, 2012 and December 31, 2011:

	Units	March 31, 2012	December 31, 2011
Natural gas swaps	Natural gas (Mmbtu)	12,870	14,140
Gas purchase agreements	Natural gas (GJ)	31,785	33,957
Interest rate swaps	Interest (US$)	$51,376	$52,711
Currency forwards	Cdn$	$248,986	$312,533

  Fair value of derivative instruments

        We have elected to disclose derivative instrument assets and liabilities on a trade-by-trade basis and do not offset amounts at the counterparty master agreement level. The following table summarizes the fair value of our derivative assets and liabilities:

	March 31, 2012
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,747
Interest rate swaps long-term	—	4,627

Total derivative instruments designated as cash flow hedges	—	6,374

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,755
Interest rate swaps long-term	—	7,919
Foreign currency forward contracts current	10,610	—
Foreign currency forward contracts long-term	16,589	—
Natural gas swaps current	—	16,706
Natural gas swaps long-term	—	19,838
Gas purchase agreements current	—	28,960
Gas purchase agreements long-term	—	77,351

Total derivative instruments not designated as cash flow hedges	27,199	153,529

Total derivative instruments	$27,199	$159,903

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

  Accumulated other comprehensive income

        The following table summarizes the changes in the accumulated other comprehensive income (loss) ("OCI") balance attributable to derivative financial instruments designated as a hedge, net of tax:

For the three month period ended March 31, 2012	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)
Change in fair value of cash flow hedges	15	—	15
Realized from OCI during the period	287	(57)	230

Accumulated OCI balance at March 31, 2012	$(1,402)	$264	$(1,138)

For the three month period ended March 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2010	$(427)	$682	$255
Change in fair value of cash flow hedges	721	—	721
Realized from OCI during the period	(360)	(89)	(449)

Accumulated OCI balance at March 31, 2011	$(66)	$593	$527

        A $5.1 million loss was deferred in other comprehensive loss for natural gas swap contracts accounted for as cash flow hedges prior to July 1, 2009 when hedge accounting for these natural gas swaps was discontinued prospectively. Amortization of the remaining loss (income) in other comprehensive income of $0.1 million was recorded in change in fair value of derivative instruments for the three month periods ended March 31, 2012 and 2011, respectively.

  Impact of derivative instruments on the consolidated statements of operations

        The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Fuel	$4,815	$2,476
Gas purchase agreements	Fuel	10,829	—
Foreign currency forwards	Foreign exchange (gain) loss	(11,930)	(2,537)
Interest rate swaps	Interest, net	1,157	976

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Change in fair value of derivatives	$1,795	$2,883
Gas purchase agreements	Change in fair value of derivatives	57,877	—
Interest rate swaps	Change in fair value of derivatives	(1,550)	678

		$58,122	$4,239

Foreign currency forwards	Foreign exchange (gain) loss	$5,210	$(3,436)

12. Accounting for derivative instruments and hedging activities

        We recognize all derivative instruments on the balance sheet as either assets or liabilities and measure them at fair value each reporting period. For certain contracts designated as cash flow hedges, we defer the effective portion of the change in fair value of the derivatives to accumulated other comprehensive income (loss), until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings.

        For derivatives that are not designated as cash flow hedges, the changes in the fair value are immediately recognized in earnings. The guidelines apply to our natural gas swaps, interest rate swaps, and foreign exchange contracts.

  Natural gas swaps

        The operating margin at our 50% owned Orlando project is exposed to changes in natural gas prices following the expiration of its fuel contract at the end of 2013. In the third quarter of 2010 we entered into natural gas swaps in order to effectively fix the price of 1.2 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2014 and 2015. In the third quarter of 2011, we entered into additional natural gas swaps for 2014 and 2015 increasing the total to 2.0 million Mmbtu or approximately 40% of our share of expected natural gas purchases for that period. Also in the third quarter of 2011, we entered into natural gas swaps to effectively fix the price of 1.3 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2016 and 2017.

        The Lake project's operating margin is exposed to changes in natural gas spot market prices through the expiration of its PPA on July 31, 2013. The Auburndale project purchases natural gas under a fuel supply agreement that provides approximately 80% of the project's fuel requirements at fixed prices through June 30, 2012. The remaining 20% is purchased at spot market prices and therefore the project is exposed to changes in natural gas prices for that portion of its gas requirements through the termination of the fuel supply agreement and 100% of its natural gas requirements from the expiration of the fuel supply agreement in mid-2012 until the termination of its PPA at the end of 2013.

        Our strategy to mitigate the future exposure to changes in natural gas prices at Orlando, Lake and Auburndale consists of periodically entering into financial swaps that effectively fix the price of natural gas expected to be purchased at these projects. These natural gas swaps are derivative financial instruments and are recorded in the consolidated balance sheet at fair value and the changes in their fair market value are recorded in the consolidated statement of operations.

  Interest rate swaps

        The Cadillac project has an interest rate swap agreement that effectively fixes the interest rate at 6.02% from February 16, 2011 to February 15, 2015, 6.14% from February 16, 2015 to February 15, 2019, 6.26% from February 16, 2019 to February 15, 2023, and 6.38% thereafter. The notional amount of the interest rate swap agreement matches the outstanding principal balance over the remaining life of Cadillac's debt. This swap agreement, which qualifies for and is designated as a cash flow hedge, is effective through June 2025 and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Auburndale project hedged a portion of its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 3.12%. The notional amount of the swap matches the outstanding principal balance over the remaining life of Auburndale's debt. This swap agreement is effective through November 30, 2013. The interest rate swap agreement was designated as a cash flow hedge of the forecasted interest payments under the project-level Auburndale debt agreement and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Piedmont project has interest rate swap agreements to economically fix its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 1.7% plus an applicable margin ranging from 3.5% to 3.75% from March 31, 2011 to February 29, 2016. From February 2016 until the maturity of the debt in November 2017, the fixed rate of the swap is 4.47% and the applicable margin is 4.0%, resulting in an all-in rate of 8.47%. The swap continues at the fixed rate of 4.47% from the maturity of the debt in November 2017 until November 2030. The notional amounts of the interest rate swap agreements match the estimated outstanding principal balance of Piedmont's cash grant bridge loan and the construction loan facility that will convert to a term loan. The interest rate swaps were executed on October 21, 2010 and November 2, 2010 and expire on February 29, 2016 and November 30, 2030, respectively. The interest rate swap agreements are not designated as hedges, and changes in their fair market value are recorded in the consolidated statements of operations.

        In July 2007, we executed an interest rate swap to economically fix the exposure to changes in interest rates related to the variable-rate non-recourse debt at our wholly-owned subsidiary Epsilon Power Partners. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.29%. In June 2010, the swap agreement was amended to reduce the fixed interest rate 4.24% and extend the maturity date from July 2012 to July 2019. The notional amount of the swap matches the outstanding principal balance over the remaining life of Epsilon Power Partners' debt. This interest rate swap agreement is not designated as a hedge and changes in its fair market value are recorded in the consolidated statements of operations.

  Foreign currency forward contracts

        We use foreign currency forward contracts to manage our exposure to changes in foreign exchange rates, as we generate cash flow in U.S. dollars and Canadian dollars but pay dividends to shareholders and interest on convertible debentures predominantly in Canadian dollars. We have a hedging strategy for the purpose of mitigating the currency risk impact on the long-term sustainability of dividends to shareholders. We have executed this strategy by entering into forward contracts to purchase Canadian dollars at a fixed rate to hedge approximately 99% of our expected dividend and convertible debenture interest payments through 2015. Changes in the fair value of the forward contracts partially offset foreign exchange gain or losses on the U.S. dollar equivalent of our Canadian dollar obligations. At December 31, 2011, the forward contracts consist of (1) monthly purchases through the end of 2013 of Cdn$6.0 million at an exchange rate of Cdn$1.134 per U.S. dollar and (2) contracts assumed in our acquisition of the Partnership with various expiration dates through December 2015 to purchase a total of Cdn$215.5 million at an average exchange rate of Cdn$1.134 per U.S. dollar. It is our intention to periodically consider extending the length or terminating these forward contracts.

  Volume of forecasted transactions

        We have entered into derivative instruments in order to economically hedge the following notional volumes of forecasted transactions as summarized below, by type, excluding those derivatives that qualified for the normal purchases and normal sales exception as of December 31, 2011 and 2010:

	Units	December 31, 2011	December 31, 2010
Natural gas swaps	Natural gas (Mmbtu)	14,140	15,540
Interest rate swaps	Interest (US$)	$52,711	$44,228
Currency forwards	Cdn$	$312,533	$219,800

  Fair value of derivative instruments

        We have elected to disclose derivative instrument assets and liabilities on a trade-by-trade basis and do not offset amounts at the counterparty master agreement level. The following table summarizes the fair value of our derivative assets and liabilities:

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2010
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$2,124
Interest rate swaps long-term	—	2,626

Total derivative instruments designated as cash flow hedges	—	4,750

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	1,286
Interest rate swaps long-term	3,299	2,000
Foreign currency forward contracts current	8,865	—
Foreign currency forward contracts long-term	14,585	—
Natural gas swaps current	—	6,599
Natural gas swaps long-term	—	16,917

Total derivative instruments not designated as cash flow hedges	26,749	26,802

Total derivative instruments	$26,749	$31,552

  Accumulated other comprehensive income

        The following table summarizes the changes in the accumulated other comprehensive income (loss) ("OCI") balance attributable to derivative financial instruments designated as a hedge, net of tax:

For the year ended December 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2011	$(427)	$682	$255
Change in fair value of cash flow hedges	(2,647)	—	(2,647)
Realized from OCI during the period	1,370	(361)	1,009

Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)

Gains (losses) expected to be realized from OCI in the next 12 months, net of $471 tax	$936	$(230)	$706

For the year ended December 31, 2010	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2010	$(538)	$(321)	$(859)
Change in fair value of cash flow hedges	(360)	—	(360)
Realized from OCI during the period	471	1,003	1,474

Accumulated OCI balance at December 31, 2010	$(427)	$682	$255

For the year ended December 31, 2009	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2009	$(501)	$(2,635)	$(3,136)
Change in fair value of cash flow hedges	(565)	(1,985)	(2,550)
Realized from OCI during the period	528	4,299	4,827

Accumulated OCI balance at December 31, 2009	$(538)	$(321)	$(859)

        A $5.1 million loss was deferred in other comprehensive loss for natural gas swap contracts accounted for as cash flow hedges prior to July 1, 2009 when hedge accounting for these natural gas swaps was discontinued prospectively. Amortization of the remaining loss (income) in other comprehensive income of $(0.6) million, $1.7 million, and $7.2 million was recorded in change in fair value of derivative instruments for the years ended December 31, 2011, 2010 and 2009, respectively.

  Impact of derivative instruments on the consolidated income statements

        The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Year ended December 31,
	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Fuel	$9,269	$9,141	$10,089
Interest rate swaps	Interest, net	4,166	1,664	1,446
Foreign currency forwards	Foreign exchange (gain) loss	5,201	(6,625)	(3,864)

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Year ended December 31,
	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Change in fair value of derivatives	$10,540	$17,470	$(7,182)
Interest rate swaps	Change in fair value of derivatives	12,236	(3,423)	369

		$22,776	$14,047	$(6,813)

Forward currency forwards	Foreign exchange (gain) loss	$14,211	$(3,542)	$(31,138)